STOCK-BASED COMPENSATION - Assumptions (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award
Grant date fair value of stock options granted		$ 0.44
Expected term in years		4 years		4 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility	78.80%	68.30%	78.80%	78.80%	83.90%
Expected term in years	4 years		4 years		6 years
Risk-free interest rate	2.72%	1.88%	2.72%	2.43%	1.80%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility	91.00%	70.80%	91.00%	91.00%	96.80%
Expected term in years	8 years 7 months 6 days		8 years 7 months 6 days		9 years 4 months 21 days
Risk-free interest rate	3.10%	2.51%	3.10%	2.98%	2.70%